UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue
           30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      237,535
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCELRYS INC                   COM              00430U103    1,519   213,700 SH       OTHER      01         213,700      0    0
AMERICAN TOWER CORP            CL A             029912201    6,315   120,677 SH       OTHER      01         120,677      0    0
APPLIED MICRO CIRCUITS CORP    COM              03822W406    2,805   316,617 SH       OTHER      01         316,617      0    0
AXCELIS TECHNOLOGIES INC       COM              054540109    1,640 1,000,000 SH       OTHER      01       1,000,000      0    0
BAIDU INC                      SPON ADR REP A   056752108      946       350 SH  CALL OTHER      01             350      0    0
BOYD GAMING CORP               COM              103304101    2,654   305,000 SH       OTHER      01         305,000      0    0
CENTURYLINK INC                COM              156700106    6,065   150,000 SH       OTHER      01         150,000      0    0
CHARTER COMMUNICATIONS, INC.   COM              16117M305    3,539    65,226 SH       OTHER      01          65,226      0    0
CROWN CASTLE INTL CORP         COM              228227104    4,201   103,000 SH       OTHER      01         103,000      0    0
DIGIMARC CORPORATION           COM              25381B101      172     4,900 SH       OTHER      01           4,900      0    0
EQUINIX INC                    COM              29444U502   11,112   110,000 SH       OTHER      01         110,000      0    0
EXTREME NETWORKS INC           COM              30226D106    6,004 1,853,000 SH       OTHER      01       1,853,000      0    0
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108    2,588    69,995 SH       OTHER      01          69,995      0    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    4,976   160,000 SH       OTHER      01         160,000      0    0
GOOGLE INC                     CL A             38259P508    7,596    15,000 SH       OTHER      01          15,000      0    0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    3,722    97,838 SH       OTHER      01          97,838      0    0
IMMERSION CORPORATION          COM              452521107    5,757   674,928 SH       OTHER      01         674,928      0    0
INTERACTIVE INTELLIGENCE INC   COM              45839M103    8,038   229,343 SH       OTHER      01         229,343      0    0
INTERDIGITAL INC               COM              45867G101    5,658   138,496 SH       OTHER      01         138,496      0    0
JAMBA,INC.                     COM              47023A101    1,284   600,000 SH       OTHER      01         600,000      0    0
LORAL SPACE & COMMUNICATNS INC COM              543881106   12,032   173,197 SH       OTHER      01         173,197      0    0
MARCHEX INC                    CL B             56624R108    6,719   756,602 SH       OTHER      01         756,602      0    0
MATTSON TECHNOLOGY INC         COM              577223100    1,004   528,611 SH       OTHER      01         528,611      0    0
MELCO CROWN ENTMT LTD          ADR              585464100    7,024   550,000 SH       OTHER      01         550,000      0    0
MELLANOX TECHNOLOGIES LTD      COM              M51363113    6,707   225,000 SH       OTHER      01         225,000      0    0
METROPCS COMMUNICATIONS, INC.  COM              591708102   10,514   610,902 SH       OTHER      01         610,902      0    0
NII HLDGS INC                  CL B NEW         62913F201    5,851   138,064 SH       OTHER      01         138,064      0    0
NETEASE COM INC                SPONSORED ADR    64110W102    9,572   212,279 SH       OTHER      01         212,279      0    0
NIPPON TELEG & TEL CORP        SPONSORED ADR    654624105    6,975   288,468 SH       OTHER      01         288,468      0    0
NORDION INC.                   COM              65563C105    5,951   543,502 SH       OTHER      01         543,502      0    0
NOVA MEASURING INSTRUMENTS L   COM              M7516K103    2,290   226,287 SH       OTHER      01         226,287      0    0
NTELOS HLDGS CORP              COM              67020Q107    7,665   375,368 SH       OTHER      01         375,368      0    0
OCLARO INC                     COM              67555N206      877   130,451 SH       OTHER      01         130,451      0    0
1 800 FLOWERS COM              CL A             68243Q106    2,525   814,360 SH       OTHER      01         814,360      0    0
OPENWAVE SYS INC               COM NEW          683718308    3,321 1,450,000 SH       OTHER      01       1,450,000      0    0
OPNEXT INC                     COM              68375V105    3,238 1,420,000 SH       OTHER      01       1,420,000      0    0
PDF SOLUTIONS INC              COM              693282105    2,980   500,000 SH       OTHER      01         500,000      0    0
PINNACLE ENTMT INC             COM              723456109    2,888   193,858 SH       OTHER      01         193,858      0    0
PIXELWORKS, INC.               COM              72581M305    2,069   844,383 SH       OTHER      01         844,383      0    0
SCIENTIFIC GAMES CORP          CL A             80874P109    8,925   863,150 SH       OTHER      01         863,150      0    0
SEACHANGE INTERNATIONAL INC    COM              811699107    4,285   397,500 SH       OTHER      01         397,500      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      155     5,000 SH  PUT  OTHER      01           5,000      0    0
7 DAYS GROUP HLDGS LTD         ADR              81783J101    4,805   248,587 SH       OTHER      01         248,587      0    0
SHORETEL INC                   COM              825211105    6,130   601,000 SH       OTHER      01         601,000      0    0
SIRIUS XM RADIO INC            COM              82967N108    2,190 1,000,000 SH       OTHER      01       1,000,000      0    0
SONUS NETWORKS INC.            COM              835916107    4,729 1,459,447 SH       OTHER      01       1,459,447      0    0
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106    7,030   142,857 SH       OTHER      01         142,857      0    0
TIVO INC                       COM              888706108    1,029   100,000 SH       OTHER      01         100,000      0    0
UNITEK GLOBAL SVCS INC CMN     COM              91324T302    4,430   560,000 SH       OTHER      01         560,000      0    0
WEBSENSE INC                   COM              947684106    4,675   180,000 SH       OTHER      01         180,000      0    0
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201 G9796W119       14   100,000 SH  CALL OTHER      01         100,000      0    0
ZAGG INCORPORATED              COM              98884U108    2,345   175,000 SH       OTHER      01         175,000      0    0
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